Inventories (Schedule Of Inventories) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Finished products	$ 87,091	¥ 7,158,000	¥ 9,992,000
Work in process	122,618	10,078,000	10,756,000
Raw materials and supplies	59,436	4,885,000	4,731,000
Total	$ 269,145	¥ 22,121,000	¥ 25,479,000